Debt facility (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
Debt Facility
Schedule Of Debt

February 29, 2020

Current - Interest payable – 2019 Revolver	$—
Long-term
2019 Revolver	$—
Term loan - principal outstanding	$22,000
Interest payable-in-kind	273
Unamortized issuance costs	(1,129)
Total long-term	$21,144

	February 28,	February 29,
	2019	2020
Principal outstanding	$20,000	$22,000
Interest payable‑in‑kind	—	273
Unamortized issuance costs	(800)	(1,129)
	$19,200	$21,144